Co-Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Co-investments in funds	$ 68,765	$ 82,467
Total co-investments	$ 68,765	$ 82,467